Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: October 11, 2023

Payment Date	10/16/2023
Collection Period Start	9/1/2023
Collection Period End	9/30/2023
Interest Period Start	9/15/2023
Interest Period End	10/15/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$—	$—	$—	—	Nov-24
Class A-4 Notes	$104,981,145.48	$11,866,405.54	$93,114,739.94	0.758325	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$145,675,145.48	$11,866,405.54	$133,808,739.94

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$149,066,356.07	$137,199,950.53	0.101144
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$149,066,356.07	$137,199,950.53
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$—	1.60000%	30/360	$—
Class A-4 Notes	$104,981,145.48	1.63000%	30/360	$142,599.39
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$145,675,145.48			$210,422.53

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$149,066,356.07	$137,199,950.53
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$149,066,356.07	$137,199,950.53
Number of Receivables Outstanding	23,487	22,729
Weighted Average Contract Rate	4.65%	4.66%
Weighted Average Remaining Term (months)	20	20

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$590,765.70
Principal Collections	$11,789,239.10
Liquidation Proceeds	$54,034.71
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$12,434,039.51
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$12,434,039.51

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$124,221.96	$124,221.96	$—	$—	$12,309,817.55
Interest - Class A-1 Notes	$—	$—	$—	$—	$12,309,817.55
Interest - Class A-2 Notes	$—	$—	$—	$—	$12,309,817.55
Interest - Class A-3 Notes	$—	$—	$—	$—	$12,309,817.55
Interest - Class A-4 Notes	$142,599.39	$142,599.39	$—	$—	$12,167,218.16
First Allocation of Principal	$—	$—	$—	$—	$12,167,218.16
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$12,146,983.70
Second Allocation of Principal	$—	$—	$—	$—	$12,146,983.70
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$12,124,601.45
Third Allocation of Principal	$—	$—	$—	$—	$12,124,601.45
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$12,099,395.02
Fourth Allocation of Principal	$8,475,194.95	$8,475,194.95	$—	$—	$3,624,200.07
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,624,200.07
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$232,989.48
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$232,989.48
Remaining Funds to Certificates	$232,989.48	$232,989.48	$—	$—	$—
Total	$12,434,039.51	$12,434,039.51	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$149,066,356.07	$137,199,950.53
Note Balance	$145,675,145.48	$133,808,739.94
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	8	$77,166.44
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	76	$54,034.71
Monthly Net Losses (Liquidation Proceeds)			$23,131.73
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.42)%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.11%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			0.01%
Cumulative Net Losses for All Periods			$1,366,606.99
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.45%	69	$621,480.21
60-89 Days Delinquent	0.17%	24	$231,462.58
90-119 Days Delinquent	0.03%	5	$38,692.42
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.65%	98	$891,635.21

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$37,504.41
Total Repossessed Inventory		5	$51,065.72

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		29	$270,155.00
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.21%
Current Collection Period			0.20%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.11	0.08%	9	0.04%